General and administrative expenses - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Cash outflow for leases	€ 119,627	€ 78,897	€ 0
Depreciation expense	€ 7,401	€ 549	€ 0